[AIM LOGO APPEARS HERE]         Dear Shareholder:

               [PHOTO of Mr.    We are pleased to report that during the fiscal
          Charles T. Bauer,     year ended August 31, 1996, the Treasury
           Chairman of the      Portfolio of Short-Term Investments Trust
LETTER    Board of The Fund     continued to provide stability and a competitive
TO OUR      APPEARS HERE]       money market yield while a major shift in the
SHAREHOLDERS                    direction of interest rates took place.
                  As the economy weakened in the latter half of 1995, the
                Federal Reserve Board pushed interest rates lower to help cushion the slowdown. The federal funds target rate was lowered in December and again in January, and then held unchanged from the end of January through the August 31 close of the fiscal year. The federal funds target, which serves as a benchmark for other short-term rates, remained at 5.25%. However, short-term markets were volatile as opinions shifted regarding the next move in rates. As economic growth revived, concerns about possible wage inflation surfaced. Credit markets anticipated a tightening by the Fed, driving interest rates higher.

                YOUR INVESTMENT PORTFOLIO

                Treasury Portfolio maintained its investment discipline in this changing environment. The Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests exclusively in U.S. Treasury securities and repurchase agreements secured by such securities. Historically, the latter have been among the highest-yielding trades available to the Portfolio.

                                            Yields as of 8/31/96

                                                    Average    Seven-Day
                                                Monthly Yield    Yield

                Treasury Portfolio
                Resource Class                        5.07%       5.07%

                IBC Money Fund
                Averages(TM)-
                U.S. Treasury &
                Repurchase Agreements                 4.63%       4.65%

                IBC Money Fund
                Averages(TM)-
                Government Only/Institutional
                Only                                  4.94%       4.96%

                  During the reporting period, Treasury Portfolio's barbell
                portfolio structure and emphasis on repurchase agreements allowed it to outperform its competitors. As 1996 unfolded, the Portfolio was able to enhance yield as the yield curve became more positively sloped and Treasury Portfolio managers purchased securities strategically farther out in maturity.
                  As shown in the table, performance of the Resource Class as of
                August 31 compared very favorably with performance reported for comparative indexes.
                  The Portfolio continues to hold an AAAm credit quality rating, the highest given by Standard & Poor's Corporation, a widely known credit rating agency. The AAAm rating is historical and is based on an annual analysis of Treasury Portfolio's credit quality, composition, management, and weekly portfolio reviews. Net assets of the Resource Class stood at $33 million at close of the fiscal year.

                OUTLOOK FOR THE FUTURE

                As the reporting period closed, the economic outlook was for continued growth with some slowing from the strong second quarter of 1996. During the second quarter of 1996, the economy expanded at an annualized rate of 4.7%. The extent of the slowdown would help determine whether the Fed raised interest rates to pre-empt inflationary pressures, and opinion about the likelihood of a rate rise was divided. Forecasters who thought Fed policy would remain unchanged until after November's elections were proven correct September 24, 1996, when the Fed chose to leave the federal funds rate at 5.25%.
                  Because the weighted average maturity of the Portfolio is
                relatively short, Treasury Portfolio can respond quickly to changes in the interest rate environment. As of the close of the fiscal year, the Portfolio's weighted average maturity was 31 days.
                  We are pleased to send you this report concerning your
                investment. AIM is committed to customer service and to the primary objectives of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

                Respectfully submitted,

                /s/ CHARLES T. BAUER
                Charles T. Bauer
                Chairman

                   Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Treasury Portfolio shares are not insured and their yield will vary with market conditions. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

SCHEDULE OF INVESTMENTS
August 31, 1996

                                              MATURITY PAR (000)     VALUE
U.S. TREASURY SECURITIES - 27.96%

U.S. TREASURY BILLS(a) - 16.97%
5.20%                                         09/17/96 $175,000  $ 174,646,111
------------------------------------------------------------------------------
5.02%                                         10/24/96   50,000     49,630,472
------------------------------------------------------------------------------
5.16%                                         12/05/96   50,000     49,319,167
------------------------------------------------------------------------------
5.115%                                        12/12/96   50,000     49,275,374
------------------------------------------------------------------------------
5.22%                                         12/26/96   25,000     24,579,500
------------------------------------------------------------------------------
5.215%                                        01/02/97   25,000     24,554,552
------------------------------------------------------------------------------
5.33%                                         01/30/97   50,000     48,882,181
------------------------------------------------------------------------------
5.095%                                        02/13/97   25,000     24,416,198
------------------------------------------------------------------------------
5.10%                                         02/13/97   25,000     24,415,625
------------------------------------------------------------------------------
5.09%                                         03/06/97   25,000     24,342,541
------------------------------------------------------------------------------
5.248%                                        05/01/97   25,000     24,118,129
------------------------------------------------------------------------------
5.28%                                         05/01/97   25,000     24,112,667
------------------------------------------------------------------------------
5.318%                                        05/29/97   40,000     38,404,750
------------------------------------------------------------------------------
5.505%                                        06/26/97   25,000     23,860,771
------------------------------------------------------------------------------
5.39%                                         07/24/97   25,000     23,779,764
------------------------------------------------------------------------------
                                                                   628,337,802
------------------------------------------------------------------------------
U.S. TREASURY NOTES - 10.99%
6.50%                                         09/30/96   50,000     50,052,967
------------------------------------------------------------------------------
7.00%                                         09/30/96   75,000     75,104,646
------------------------------------------------------------------------------
8.00%                                         10/15/96   55,000     55,174,050
------------------------------------------------------------------------------
7.50%                                         12/31/96  100,000    100,785,704
------------------------------------------------------------------------------
8.00%                                         01/15/97   75,000     75,763,373
------------------------------------------------------------------------------
6.625%                                        03/31/97   25,000     25,132,339
------------------------------------------------------------------------------
6.875%                                        03/31/97   25,000     25,188,361
------------------------------------------------------------------------------
                                                                   407,201,440
------------------------------------------------------------------------------
    Total U.S. Treasury Securities                               1,035,539,242
------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                 1,035,539,242
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 76.94%(b)
BA Securities, Inc. 5.25%(c)                  09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
BZW Securities, Inc. 5.25%(d)                       --  175,000    175,000,000
------------------------------------------------------------------------------
Bear, Stearns & Co. 5.23%(e)                        --  200,000    200,000,000
------------------------------------------------------------------------------
Daiwa Securities America, Inc. 5.24%(f)       09/03/96   93,693     93,692,696
------------------------------------------------------------------------------
Deutsche Morgan Grenfell/C.J. Lawrence, Inc.
 5.25%(g)                                           --  560,000    560,000,000
------------------------------------------------------------------------------
CS First Boston Corp. (The) 5.25%(h)          09/03/96  175,000    175,000,000
------------------------------------------------------------------------------
Goldman, Sachs & Co. 5.28%(i)                 09/03/96  500,000    500,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc. 5.25%(j)                09/03/96  175,000    175,000,000
------------------------------------------------------------------------------

                                       MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - continued

Morgan (J.P.) Securities, Inc.
 5.23%(k)                              09/03/96 $175,000  $  175,000,000
----------------------------------------------------------------------------
Nesbitt Burns Securities, Inc.
 5.26%(l)                                    --   96,000      96,000,000
----------------------------------------------------------------------------
Nikko Securities Co. International
 (The), Inc. 5.22%(m)                        --  175,000     175,000,000
----------------------------------------------------------------------------
Nomura Securities International, Inc.
 5.25%(n)                                    --  175,000     175,000,000
----------------------------------------------------------------------------
UBS Securities LLC 5.23%(o)                  --  175,000     175,000,000
----------------------------------------------------------------------------
    Total Repurchase Agreements                            2,849,692,696
----------------------------------------------------------------------------
    TOTAL INVESTMENTS - 104.90%                            3,885,231,938 (p)
----------------------------------------------------------------------------
    OTHER ASSETS LESS LIABILITIES -
      (4.90)%                                               (181,340,798)
----------------------------------------------------------------------------
    NET ASSETS - 100.00%                                  $3,703,891,140
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U. S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $179,050,000 U.S. Treasury obligations, 4.75% to 5.75% due 02/15/97 to
    01/31/98.
(d) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $164,934,000 U.S. Treasury obligations, 4.75% to 14.00% due 10/31/96 to 08/15/26.
(e) Open repurchase agreement entered into 07/01/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $325,225,000 U.S. Treasury STRIPS, due 02/15/98 to 02/15/19.
(f) Joint repurchase agreement entered into 08/30/96 with a maturing value of $148,238,724. Collateralized by $147,480,000 U.S. Treasury obligations, 5.375% to 7.875% due 11/30/97 to 11/15/07.
(g) Open repurchase agreement entered into 03/20/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $603,991,000 U.S. Treasury Bills, 0% due 08/21/97.
(h) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $183,339,000 U.S. Treasury Bills, 0% due 09/19/96 to 07/24/97.
(i) Joint repurchase agreement entered into 08/30/96 with a maturing value of $834,779,144. Collateralized by $823,484,000 U.S. Treasury obligations, 0% to 10.75% due 10/10/96 to 08/15/05.
(j) Entered into 08/30/96 with a maturing value of $175,102,083. Collateralized by $154,810,000 U.S. Treasury obligations, 7.25% to 13.875% due 02/15/07 to
    11/15/16.
(k) Entered into 08/30/96 with a maturing value of $175,101,694. Collateralized by $174,972,000 U.S. Treasury obligations, 7.125% to 7.875% due 02/15/21 to
    02/15/23.
(l) Open joint repurchase agreement entered into 04/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $638,599,000 U.S. Treasury obligations, 0% to 10.75% due 10/31/96 to 02/15/25.
(m) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $177,003,000 U.S. Treasury obligations, 0% to 7.50% due 11/30/96 to 11/15/16.
(n) Open repurchase agreement entered into 07/16/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $171,615,000 U.S. Treasury obligations, 0% to 12.75% due 09/12/96 to 11/15/24.
(o) Open repurchase agreement entered into 07/15/96; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $172,532,000 U.S. Treasury obligations, 4.375% to 7.50% due 08/31/96 to 12/31/96.
(p) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1996


ASSETS:
Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $1,035,539,242
------------------------------------------------------------------------
Repurchase agreements                                      2,849,692,696
------------------------------------------------------------------------
Interest receivable                                            9,950,056
------------------------------------------------------------------------
Investment for deferred compensation plan                         46,313
------------------------------------------------------------------------
Other assets                                                     152,808
------------------------------------------------------------------------
  Total assets                                             3,895,381,115
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       174,646,111
------------------------------------------------------------------------
 Dividends                                                    16,137,308
------------------------------------------------------------------------
 Deferred compensation                                            46,313
------------------------------------------------------------------------
Accrued advisory fees                                            195,369
------------------------------------------------------------------------
Accrued distribution fees                                        228,007
------------------------------------------------------------------------
Accrued transfer agent fees                                       12,984
------------------------------------------------------------------------
Accrued trustees' fees                                             3,575
------------------------------------------------------------------------
Accrued administrative services fees                               7,904
------------------------------------------------------------------------
Accrued operating expenses                                       212,404
------------------------------------------------------------------------
  Total liabilities                                          191,489,975
------------------------------------------------------------------------

NET ASSETS                                                $3,703,891,140

========================================================================

NET ASSETS:

Institutional Class                                       $2,335,440,965
========================================================================
Private Investment Class                                  $  352,537,425
========================================================================
Personal Investment Class                                 $  192,946,526
========================================================================
Cash Management Class                                     $  789,626,991
========================================================================
Resource Class                                            $   33,339,233
========================================================================

Shares of beneficial interest, $.01 par value per share:

Institutional Class                                        2,335,032,174
========================================================================
Private Investment Class                                     352,475,718
========================================================================
Personal Investment Class                                    192,912,753
========================================================================
Cash Management Class                                        789,488,776
========================================================================
Resource Class                                                33,333,398
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1996

INVESTMENT INCOME:

Interest income                                       $  198,959,801
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                              2,227,788
---------------------------------------------------------------------
Custodian fees                                               186,211
---------------------------------------------------------------------
Administrative services fees                                  86,796
---------------------------------------------------------------------
Trustees' fees and expenses                                   26,562
---------------------------------------------------------------------
Registration and filing fees                                 301,601
---------------------------------------------------------------------
Transfer agent fees                                          256,535
---------------------------------------------------------------------
Distribution fees (Note 2)                                 2,404,078
---------------------------------------------------------------------
Other                                                        235,516
---------------------------------------------------------------------
  Total expenses                                           5,725,087
---------------------------------------------------------------------
Less expenses assumed by advisor                            (113,500)
---------------------------------------------------------------------
  Net expenses                                             5,611,587
---------------------------------------------------------------------
Net investment income                                    193,348,214
---------------------------------------------------------------------
Net realized gain on sales of investments                    490,127
---------------------------------------------------------------------
Net increase in net assets resulting from operations  $  193,838,341
=====================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1996 and 1995

                                                   1996            1995
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  193,348,214  $  164,659,385
-----------------------------------------------------------------------------
 Net realized gain on sales of investments           490,127          67,230
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    193,838,341     164,726,615
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                              (193,348,214)   (164,659,385)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gain on investments                             --         (63,547)
-----------------------------------------------------------------------------
Share transactions-net                           443,432,341     232,658,749
-----------------------------------------------------------------------------
  Net increase in net assets                     443,922,468     232,662,432
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,259,968,672   3,027,306,240
-----------------------------------------------------------------------------
  End of period                               $3,703,891,140  $3,259,968,672
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest               $3,703,242,819  $3,259,810,478
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       648,321         158,194
-----------------------------------------------------------------------------
                                              $3,703,891,140  $3,259,968,672
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio's investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $300 million                 0.15%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. AIM voluntarily reimbursed expenses of $113,500 during the year ended August 31, 1996.

 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1996, the Portfolio reimbursed AIM $86,796 for such services.
 The Portfolio, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1996, the Portfolio paid AIFS $256,535 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. During the year ended August 31, 1996, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class accrued for compensation to FMC amounts of $1,221,693, $712,960, $437,891, and $31,534, respectively, under the Plan.
Certain officers and trustees of the Trust are officers of AIM, FMC and AIFS.
 During the year ended August 31, 1996, the Portfolio paid legal fees of $12,753 for services provided by Kramer, Levin, Naftalis & Frankel. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the years ended August 31, 1996 and 1995 were as follows:

                                     1996                               1995
                        --------------------------------  ---------------------------------
                            SHARES           AMOUNT           SHARES            AMOUNT
                        ---------------  ---------------  ---------------  ----------------
Sold:
  Institutional Class    15,527,980,642  $15,527,980,642   13,265,129,336  $ 13,265,129,336
-------------------------------------------------------------------------------------------
  Private Investment
   Class                  2,472,141,697    2,472,141,697    3,483,722,415     3,483,722,415
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                  1,088,591,830    1,088,591,830      628,065,796       628,065,796
-------------------------------------------------------------------------------------------
  Cash Management Class   4,232,083,227    4,232,083,227       97,195,296        97,195,296
-------------------------------------------------------------------------------------------
  Resource Class*           157,958,663      157,958,663        --                --
--------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class         9,763,491        9,763,491       11,558,277        11,558,277
-------------------------------------------------------------------------------------------
  Private Investment
   Class                      3,211,766        3,211,766        2,167,906         2,167,906
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                      4,455,140        4,455,140        2,719,512         2,719,512
-------------------------------------------------------------------------------------------
  Cash Management Class       8,200,664        8,200,664        2,671,137         2,671,137
-------------------------------------------------------------------------------------------
  Resource Class*               789,507          789,507        --                --
-------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (15,872,219,385) (15,872,219,385) (13,059,443,790)  (13,059,443,790)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                 (2,517,444,015)  (2,517,444,015)  (3,504,019,234)   (3,504,019,234)
-------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (1,014,656,105)  (1,014,656,105)    (604,841,208)     (604,841,208)
-------------------------------------------------------------------------------------------
  Cash Management Class  (3,532,010,008)  (3,532,010,008)     (92,266,694)      (92,266,694)
-------------------------------------------------------------------------------------------
  Resource Class*          (125,414,773)    (125,414,773)       --                --
-------------------------------------------------------------------------------------------
Net increase                443,432,341  $   443,432,341      232,658,749  $    232,658,749
===========================================================================================

* The Resource Class commenced operations on March 12, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the condensed financial highlights for a share outstanding of the Treasury Portfolio Resource Class during the period March 12, 1996 (date operations commenced) through August 31, 1996.

                                                         AUGUST 31,
                                                            1996
                                                         ----------
Net asset value, beginning of period                      $  1.00
-------------------------------------------------------   -------
Income from investment operations:
  Net investment income                                      0.03
-------------------------------------------------------   -------
  Total from investment operations                           0.03
-------------------------------------------------------   -------
Less distributions:
  Dividends from net investment income                      (0.03)
-------------------------------------------------------   -------
  Net asset value, end of period                          $  1.00
-------------------------------------------------------   =======
Total return                                                 5.09%(a)
=======================================================   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $33,339
=======================================================   =======
Ratio of expenses to average net assets(a)                   0.25%(b)(c)
=======================================================   =======
Ratio of net investment income to average net assets(a)      5.07%(b)(d)
=======================================================   =======

(a) Annualized.
(b) Ratios are annualized and based on average net assets of $41,695,963.
(c) Ratio of expenses to average net assets prior to waiver of distribution fees was 0.29% for the period 1996.
(d) Ratio of net investment income to average net assets prior to waiver of distribution fees was 5.03% for the period 1996.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the period March 12, 1996 (date operations commenced) through August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the period March 12, 1996 (date operations commenced) through August 31, 1996, in conformity with generally accepted accounting principles.

                                KPMG Peat Marwick LLP

Houston, Texas
October 4, 1996

                            TRUSTEES
Charles T. Bauer                           John F. Kroeger        Short-Term
Bruce L. Crockett                         Lewis F. Pennock        Investments Trust
Owen Daly II                               Ian W. Robinson        (STIT)
Carl Frischling                             Louis S. Sklar
Robert H. Graham

                            OFFICERS
Charles T. Bauer                                  Chairman
Robert H. Graham                                 President
John J. Arthur              Sr. Vice President & Treasurer
Gary T. Crum                            Sr. Vice President        Treasury Portfolio
Carol F. Relihan            Sr. Vice President & Secretary        -----------------------------------------------------
Dana R. Sutton        Vice President & Assistant Treasurer        Resource                                   ANNUAL
Melville B. Cox                             Vice President        Class                                      REPORT
Karen Dunn Kelley                           Vice President
J. Abbott Sprague                           Vice President
P. Michelle Grace                      Assistant Secretary
David L. Kite                          Assistant Secretary                                              AUGUST 31, 1996
Nancy L. Martin                        Assistant Secretary
Ofelia M. Mayo                         Assistant Secretary
Kathleen J. Pflueger                   Assistant Secretary
Samuel D. Sirko                        Assistant Secretary
Stephen I. Winer                       Assistant Secretary
Mary J. Benson                         Assistant Treasurer

                          INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                     11 Greenway Plaza, Suite 1919
                           Houston, TX 77046
                             (800) 347-1919

                              DISTRIBUTOR
                        Fund Management Company
                     11 Greenway Plaza, Suite 1919
                           Houston, TX 77046
                             (800) 659-1005

                               CUSTODIAN
                          The Bank of New York
                    90 Washington Street, 11th Floor
                           New York, NY 10286

                          LEGAL COUNSEL TO FUND
                   Ballard Spahr Andrews & Ingersoll
                     1735 Market Street, 51st Floor
                       Philadelphia, PA 19103-7599

                        LEGAL COUNSEL TO TRUSTEES
                    Kramer, Levin, Naftalis & Frankel
                             919 Third Avenue
                            New York, NY 10022

                               TRANSFER AGENT
                  A I M Institutional Fund Services, Inc.
                       11 Greenway Plaza, Suite 1919
                          Houston, TX 77046-1173

                                 AUDITORS
                          KPMG Peat Marwick LLP
                               700 Louisiana
                          NationsBank Building
                             Houston, TX 77002

   This report may be distributed only to current shareholders or          [LOGO APPEARS HERE]
         to persons who have received a current prospectus.              FUND MANAGEMENT COMPANY